OTHER FINANCIAL LIABILITIES (Details) - Schedule of hedging operation - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Cross currency swaps (CCS) [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of hedge derivatives [Line Items]
Fair values of net assets/ (liabilities)	[1]	$ (22,662)	$ 15,099
Interest rate swaps [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of hedge derivatives [Line Items]
Fair values of net assets/ (liabilities)	[2]	2,618	(2,194)
Fuel options [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of hedge derivatives [Line Items]
Fair values of net assets/ (liabilities)	[3]	48,542	(15,811)
Currency options CLP/US$
OTHER FINANCIAL LIABILITIES (Details) - Schedule of hedge derivatives [Line Items]
Fair values of net assets/ (liabilities)	[4]	$ (41)

[1]	Covers the significant variations in cash flows associated with market risk implicit in the changes in the 3-month LIBOR interest rate and the exchange rate US$/UF of bank loans. These contracts are recorded as cash flow hedges and fair value.
[2]	Covers the significant variations in cash flows associated with market risk implicit in the increases in the 3 months LIBOR interest rates for long-term loans incurred in the acquisition of aircraft and bank loans. These contracts are recorded as cash flow hedges.
[3]	Covers significant variations in cash flows associated with market risk implicit in the changes in the price of future fuel purchases. These contracts are recorded as cash flow hedges.
[4]	They cover the exposure to foreign exchange risk of operating cash flows, mainly caused by the fluctuation of the CLP/US$, R$/US$, US$/EUR and US$/GBP exchange rate. These contracts are registered as cash flow hedge contracts.